Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2024
Trade and other current payables [abstract]
Accounts Payable and Accrued Liabilities [Text Block]

12. Accounts Payable and Accrued Liabilities

The components of accounts payable and accrued liabilities are as follows:

	March 31, 2024	March 31, 2023
Accounts payable	$7,466	$6,859
Accrued liabilities	1,878	2,362
Holdback payable (Note 5)	500	-
Other payable	760	133
Total	$10,604	$9,354